Grant Revenue - Additional Information (Details) - US Army Medica Research Acquisition Activity [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Grant revenue			$ 400,000	$ 600,000
Grant [Member]
Disaggregation of Revenue [Line Items]
Grant revenue	$ 0	$ 13,854	400,000	$ 600,000
Available remaining fund	2,500,000		2,500,000
Grant [Member] | COVID 19 Therapeutic [Member]
Disaggregation of Revenue [Line Items]
Grant revenue	$ 4,000,000		$ 4,000,000